Commitments and contingencies - Future aggregate minimum payments (Details) $ in Thousands	Jun. 30, 2019 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Operating Leases	$ 40,473
Capital Leases	6,589
Total	47,062
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating Leases	8,137
Capital Leases	3,362
Total	11,499
1 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating Leases	21,271
Capital Leases	3,227
Total	24,498
Total
Disclosure of finance lease and operating lease by lessee [line items]
Operating Leases	11,065
Capital Leases	0
Total	$ 11,065